Equities Roll Forward Schedule	6 Months Ended
Jun. 30, 2024
Equities Roll Forward Schedule [Abstract]
Equities Roll forward Schedule
8.	Equities Roll forward Schedule

	Class A ordinary shares		Class B ordinary shares		Additional paid-in	Statutory	(Accumulated deficits)	Accumulated other comprehensive	Total shareholders’
	Shares*	Amount	Shares*	Amount	capital	reserve	earnings	income (loss)	equity

Balance, December 31, 2023	$10,963,040	$1,096	3,786,960	$379	$8,275,034	$282,545	$(928,311)	$(225,791)	$7,404,952

Net loss							(3,660,825)		(3,660,825)
Share-based payments	3,000,000	300			1,741,178				1,741,478
Foreign currency translation adjustment								(41,646)	(41,646)
Balance, December 31, 2024	$13,963,040	$1,396	3,786,960	$379	$10,016,212	$282,545	$(4,589,136)	$(267,437)	$5,443,959